Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Trade and Other Receivables

	December 31	December 31
	2018	2017
	$	$

Trade receivables, net of ECL of $1.5 (2017 – $2.1)	774.5	746.6
Holdbacks, current	18.7	43.8
Lease inducements receivable	44.0	-
Other	40.9	25.7

Trade and other receivables	878.1	816.1

Schedule of Gross Trade Receivables Aging Analysis

The aging analysis of gross trade receivables is as follows:

	Total $	1–30 $	31–60 $	61–90 $	91–120 $	121+ $

December 31, 2018	776.0	355.6	228.7	63.8	43.2	84.7

December 31, 2017	748.7	403.1	182.4	53.9	29.1	80.2